Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated	$ 1,388	$ 28,495	$ (1,930)	$ 20,699
Series B shares.
Earnings per share [line items]
Weighted average number of shares for basic earnings per share	9,242,880	9,242,880	9,243,590	9,244,160
Effect of dilution associated with non-vested shares for share based payment plans	3,540	3,540	2,830	2,260
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	9,246,420	9,246,420	9,246,420	9,246,420
Dividend rights per series (see Note 23.1)	100.00%	100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights	9,246,420	9,246,420	9,246,420	9,246,420
Basic earnings per share | $ / shares		$ 1.42	$ (0.10)	$ 1.03
Diluted earnings per share | $ / shares		$ 1.42	$ (0.10)	$ 1.03
Allocation of earnings, weighted	46.11%	46.11%	46.11%	46.11%
Net controlling interest income allocated | $		$ 13,139	$ (890)	$ 9,545
Series D shares.
Earnings per share [line items]
Weighted average number of shares for basic earnings per share	8,630,540	8,630,540	8,633,380	8,635,650
Effect of dilution associated with non-vested shares for share based payment plans	14,170	14,170	11,330	9,060
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)	8,644,710	8,644,710	8,644,710	8,644,710
Dividend rights per series (see Note 23.1)	125.00%	125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights	10,805,890	10,805,890	10,805,890	10,805,890
Basic earnings per share | $ / shares		$ 1.78	$ (0.12)	$ 1.29
Diluted earnings per share | $ / shares		$ 1.78	$ (0.12)	$ 1.29
Allocation of earnings, weighted	53.89%	53.89%	53.89%	53.89%
Net controlling interest income allocated | $		$ 15,356	$ (1,040)	$ 11,154